Long-Term Debt - Covenant Description and Compliance (Details)	6 Months Ended
Jun. 30, 2018
Debt instrument covenant compliance	As of June 30, 2018, the Company was in compliance with the covenants regarding its above secured credit facilities and financing arrangements.
Secured credit facilities and financing arrangements
Debt instrument covenant description	Under the Company’s credit facilities and financing arrangements, Mr. Economou must generally continue to beneficially own at least 50% of either (i) the Company’s issued and outstanding share capital or (ii) the Company’s issued and outstanding voting share capital. In addition, the Company’s credit facilities and financing arrangements require the Company and its subsidiaries to satisfy certain financial covenants. Depending on the credit facility or financing arrangement, these financial covenants require to maintain (i) minimum liquidity; (ii) a maximum leverage ratio; (iii) a minimum debt service cover ratio; (iv) a minimum market adjusted net worth, (v) a minimum solvency ratio and (vi) a minimum working capital level. Also, the credit facilities and financing arrangements, require to maintain specified financial ratios, mainly to ensure that the market value of the mortgaged vessels under the applicable credit facility, determined in accordance with the terms of that facility, does not fall below a certain percentage of the outstanding amount of the loan, which is referred as a value maintenance clause or a loan-to-value ratio. All of the Company’s credit facilities and financing arrangements also contain cross-acceleration or cross-default provisions that may be triggered by a default under one of the Company’s other credit facilities and financing arrangements. These covenants may limit the ability of certain of the Company’s subsidiaries to, among other things, without the relevant lenders’ or counterparties’ prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.